April 20, 2012
BY EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Re:	Allianz AGIC International Growth Opportunities Fund, a series of Allianz Funds Multi-Strategy Trust (Reg. 333-148624) (811-22167)
Ladies and Gentlemen:
On behalf of Allianz AGIC International Growth Opportunities Fund, a series of Allianz Funds Multi-Strategy Trust (the “Fund”), we are filing today via EDGAR a preliminary proxy statement on Schedule 14A pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended. This proxy statement relates to a proposal to approve new sub-advisers for the Fund. The Fund expects to begin mailing the definitive proxy statement to stockholders on or about May 21, 2012.
Please direct any questions you may have concerning this filing to me at 212-739-3213.
Very truly yours,
/s/ Angela Borreggine
Angela Borreggine
Senior Vice President and Senior Counsel
Allianz Global Investors US LLC
1633 Broadway
New York, NY 10019
212.739.3000